Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18-20		David Rodgers	(212) 230-9025
Principal Prepayment Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	73,590,217.00	1,872,768.89	203,967.55	0.00	0.00	2,076,736.44	71,717,448.11	42.06%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	197,971,274.81	0.00	535,512.30	0.00	0.00	535,512.30	197,971,274.81	42.06%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	333,319,000.00	0.00	979,402.33	0.00	0.00	979,402.33	333,319,000.00	42.06%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00	33.23%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00	26.35%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00	15.93%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	174,251.46	0.00	0.00	174,251.46	64,339,000.00	9.74%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	99,571.88	0.00	0.00	99,571.88	36,765,000.00	6.21%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	69,701.67	0.00	0.00	69,701.67	25,736,000.00	3.74%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	38,921,140.79	0.00	42,116.33	0.00	0.00	42,116.33	38,921,140.79	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	28,532,997.54	43,121.34	94,848.44	0.00	0.00	137,969.78	28,489,876.20	68.28%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	19,111,364.71	28,882.62	69,820.19	0.00	0.00	98,702.81	19,082,482.09	47.04%	47.04%
LNC-3	61764PBE1	4.907817%	21,018,000.00	19,565,643.61	29,569.16	80,020.49	0.00	0.00	109,589.65	19,536,074.45	25.29%	25.29%
LNC-4	61764PBG6	4.907817%	24,440,000.00	22,751,181.33	34,383.40	93,048.86	0.00	0.00	127,432.26	22,716,797.93	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	1,132,663,819.79	2,008,725.41	3,336,263.68	0.00	0.00	5,344,989.09	1,130,655,094.38

Notional Certificates
X-A	61764PBV3	1.115611%	1,121,332,000.00	696,793,491.81	0.00	647,792.16	0.00	0.00	647,792.16	694,920,722.92
X-B	61764PAA0	0.581300%	71,692,000.00	71,692,000.00	0.00	34,728.78	0.00	0.00	34,728.78	71,692,000.00
X-C	61764PAC6	0.581300%	108,456,000.00	108,456,000.00	0.00	52,537.87	0.00	0.00	52,537.87	108,456,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	61764PAE2	1.331300%	64,339,000.00	64,339,000.00	0.00	71,378.74	0.00	0.00	71,378.74		64,339,000.00
X-E	61764PAG7	1.331300%	36,765,000.00	36,765,000.00	0.00	40,787.70	0.00	0.00	40,787.70		36,765,000.00
X-F	61764PAJ1	1.331300%	25,736,000.00	25,736,000.00	0.00	28,551.94	0.00	0.00	28,551.94		25,736,000.00
X-G	61764PAL6	1.331300%	42,279,820.00	38,921,140.79	0.00	43,179.75	0.00	0.00	43,179.75		38,921,140.79
LNC-X	61764PBN1	0.760372%	51,181,000.00	47,644,362.25	0.00	30,189.54	0.00	0.00	30,189.54		47,572,358.29
Notional SubTotal			1,521,780,820.00	1,090,346,994.85	0.00	949,146.48	0.00	0.00	949,146.48		1,088,402,222.00

Deal Distribution Total					2,008,725.41	4,285,410.16	0.00	0.00	6,294,135.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	659.41054659	16.78108324	1.82766622	0.00000000	0.00000000	0.00000000	0.00000000	18.60874946	642.62946335
A-3	61764PBT8	824.88031171	0.00000000	2.23130125	0.00000000	0.00000000	0.00000000	0.00000000	2.23130125	824.88031171
A-4	61764PBU5	1,000.00000000	0.00000000	2.93833334	0.00000000	0.00000000	0.00000000	0.00000000	2.93833334	1,000.00000000
A-S	61764PBW1	1,000.00000000	0.00000000	3.19333337	0.00000000	0.00000000	0.00000000	0.00000000	3.19333337	1,000.00000000
B	61764PBX9	1,000.00000000	0.00000000	3.33333329	0.00000000	0.00000000	0.00000000	0.00000000	3.33333329	1,000.00000000
C	61764PBZ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	2.70833336	0.00000000	0.00000000	0.00000000	0.00000000	2.70833336	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	2.70833347	0.00000000	0.00000000	0.00000000	0.00000000	2.70833347	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	2.70833346	0.00000000	0.00000000	0.00000000	0.00000000	2.70833346	1,000.00000000
G	61764PAU6	920.56070225	0.00000000	0.99613314	1.49705202	17.44695058	0.00000000	0.00000000	0.99613314	920.56070225
LNC-1	61764PBA9	930.89940100	1.40684937	3.09446478	0.00000000	0.00000000	0.00000000	0.00000000	4.50131415	929.49255163
LNC-2	61764PBC5	930.89940136	1.40684949	3.40088602	0.00000000	0.00000000	0.00000000	0.00000000	4.80773551	929.49255188
LNC-3	61764PBE1	930.89940099	1.40684937	3.80723618	0.00000000	0.00000000	0.00000000	0.00000000	5.21408555	929.49255162
LNC-4	61764PBG6	930.89939975	1.40684943	3.80723650	0.00000000	0.00000000	0.00000000	0.00000000	5.21408592	929.49255033
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	621.39802646	0.00000000	0.57769881	0.00000000	0.00000000	0.00000000	0.00000000	0.57769881	619.72789764
X-B	61764PAA0	1,000.00000000	0.00000000	0.48441639	0.00000000	0.00000000	0.00000000	0.00000000	0.48441639	1,000.00000000
X-C	61764PAC6	1,000.00000000	0.00000000	0.48441645	0.00000000	0.00000000	0.00000000	0.00000000	0.48441645	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	1.10941637	0.00000000	0.00000000	0.00000000	0.00000000	1.10941637	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	1.10941656	0.00000000	0.00000000	0.00000000	0.00000000	1.10941656	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	1.10941638	0.00000000	0.00000000	0.00000000	0.00000000	1.10941638	1,000.00000000
X-G	61764PAL6	920.56070225	0.00000000	1.02128510	0.00000000	0.00000000	0.00000000	0.00000000	1.02128510	920.56070225
LNC-X	61764PBN1	930.89940114	0.00000000	0.58985835	0.00000000	0.00000000	0.00000000	0.00000000	0.58985835	929.49255173

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	203,967.55	0.00	203,967.55	0.00	0.00	0.00	203,967.55	0.00
A-3	08/01/21 - 08/30/21	30	0.00	535,512.30	0.00	535,512.30	0.00	0.00	0.00	535,512.30	0.00
A-4	08/01/21 - 08/30/21	30	0.00	979,402.33	0.00	979,402.33	0.00	0.00	0.00	979,402.33	0.00
X-A	08/01/21 - 08/30/21	30	0.00	647,792.16	0.00	647,792.16	0.00	0.00	0.00	647,792.16	0.00
X-B	08/01/21 - 08/30/21	30	0.00	34,728.78	0.00	34,728.78	0.00	0.00	0.00	34,728.78	0.00
X-C	08/01/21 - 08/30/21	30	0.00	52,537.87	0.00	52,537.87	0.00	0.00	0.00	52,537.87	0.00
X-D	08/01/21 - 08/30/21	30	0.00	71,378.74	0.00	71,378.74	0.00	0.00	0.00	71,378.74	0.00
X-E	08/01/21 - 08/30/21	30	0.00	40,787.70	0.00	40,787.70	0.00	0.00	0.00	40,787.70	0.00
X-F	08/01/21 - 08/30/21	30	0.00	28,551.94	0.00	28,551.94	0.00	0.00	0.00	28,551.94	0.00
X-G	08/01/21 - 08/30/21	30	0.00	43,179.75	0.00	43,179.75	0.00	0.00	0.00	43,179.75	0.00
A-S	08/01/21 - 08/30/21	30	0.00	293,508.85	0.00	293,508.85	0.00	0.00	0.00	293,508.85	0.00
B	08/01/21 - 08/30/21	30	0.00	238,973.33	0.00	238,973.33	0.00	0.00	0.00	238,973.33	0.00
C	08/01/21 - 08/30/21	30	0.00	361,520.00	0.00	361,520.00	0.00	0.00	0.00	361,520.00	0.00
D	08/01/21 - 08/30/21	30	0.00	174,251.46	0.00	174,251.46	0.00	0.00	0.00	174,251.46	0.00
E	08/01/21 - 08/30/21	30	0.00	99,571.88	0.00	99,571.88	0.00	0.00	0.00	99,571.88	0.00
F	08/01/21 - 08/30/21	30	0.00	69,701.67	0.00	69,701.67	0.00	0.00	0.00	69,701.67	0.00
G	08/01/21 - 08/30/21	30	674,358.84	105,411.42	0.00	105,411.42	63,295.09	0.00	0.00	42,116.33	737,653.93
LNC-1	08/01/21 - 08/30/21	30	0.00	94,848.44	0.00	94,848.44	0.00	0.00	0.00	94,848.44	0.00
LNC-2	08/01/21 - 08/30/21	30	0.00	69,820.19	0.00	69,820.19	0.00	0.00	0.00	69,820.19	0.00
LNC-3	08/01/21 - 08/30/21	30	0.00	80,020.49	0.00	80,020.49	0.00	0.00	0.00	80,020.49	0.00
LNC-4	08/01/21 - 08/30/21	30	0.00	93,048.86	0.00	93,048.86	0.00	0.00	0.00	93,048.86	0.00
LNC-X	08/01/21 - 08/30/21	30	0.00	30,189.54	0.00	30,189.54	0.00	0.00	0.00	30,189.54	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			674,358.84	4,348,705.25	0.00	4,348,705.25	63,295.09	0.00	0.00	4,285,410.16	737,653.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	272,061,000.00	0.00	894,002.18	0.00	0.00	894,002.18	272,061,000.00

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 31

Additional Information
Total Available Distribution Amount (1)	6,294,135.57
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,366,359.59	Master Servicing Fee	14,742.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,214.28
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	487.67
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,366,359.59	Total Fees	17,654.33

Principal		Expenses/Reimbursements
Scheduled Principal	2,008,725.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	54,498.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,210.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	586.11
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,008,725.40	Total Expenses/Reimbursements	63,295.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,285,410.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,008,725.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,294,135.57
Total Funds Collected	6,375,084.99	Total Funds Distributed	6,375,084.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,042,702,632.70	1,042,702,632.70	Beginning Certificate Balance	1,132,663,819.79
(-) Scheduled Principal Collections	1,872,768.88	1,872,768.88	(-) Principal Distributions	2,008,725.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,040,829,863.82	1,040,829,863.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,043,512,625.78	1,043,512,625.78	Ending Certificate Balance	1,130,655,094.38
Ending Actual Collateral Balance	1,041,718,752.92	1,041,718,752.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.10)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.11)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP
10,000,000 or less	34	174,261,454.58	16.74%	37	4.6204	1.362256	1.30 or less	26	427,435,921.26	41.07%	37	4.6285	0.521406
10,000,001 to 20,000,000	13	172,466,317.44	16.57%	39	4.5789	1.484822	1.31 to 1.40	2	5,760,893.88	0.55%	37	4.7064	1.358959
20,000,001 to 30,000,000	4	106,191,943.96	10.20%	44	4.6374	1.181554	1.41 to 1.50	5	68,594,520.88	6.59%	51	4.7957	1.459018
30,000,001 to 40,000,000	3	99,348,827.80	9.55%	38	4.4860	0.686309	1.51 to 1.60	4	39,868,710.97	3.83%	38	4.6969	1.538120
40,000,001 to 50,000,000	1	45,243,163.16	4.35%	39	4.4900	0.482900	1.61 to 1.70	5	37,656,726.32	3.62%	38	4.4904	1.648775
50,000,001 to 60,000,000	2	107,915,727.27	10.37%	36	4.8667	0.732623	1.71 to 1.80	2	26,890,190.66	2.58%	37	4.5669	1.748482
60,000,001 to 70,000,000	5	315,969,386.31	30.36%	37	4.0677	2.294900	1.81 to 1.90	3	18,534,809.86	1.78%	38	4.6701	1.856144
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	29,707,007.52	2.85%	37	4.3300	1.975900
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	2	9,200,923.46	0.88%	38	4.6083	2.031273
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	3	22,830,546.35	2.19%	36	4.9200	2.270099
Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055	2.31 to 2.40	3	127,187,007.13	12.22%	38	4.2607	2.315675
							2.41 to 2.70	3	84,341,630.01	8.10%	39	4.6661	2.451320
							2.71 to 2.80	1	60,393,966.11	5.80%	35	3.4500	2.758500
							2.81 to 2.90	2	62,993,966.11	6.05%	35	3.4801	2.864744
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	0	0.00	0.00%	0	0.0000	0.000000
							3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP	Tennessee	1	3,983,684.94	0.38%	37	4.9300	1.581700
Alabama	1	2,821,739.73	0.27%	39	4.6600	1.607000	Texas	9	104,438,215.15	10.03%	38	4.4807	0.755229
Arizona	4	48,876,981.79	4.70%	37	4.7004	0.767758	Utah	1	10,244,535.69	0.98%	37	4.2570	1.283000
Arkansas	1	500,920.53	0.05%	37	5.0500	2.417400	Virginia	6	16,215,206.54	1.56%	55	4.7865	1.711913
California	6	117,176,126.31	11.26%	43	4.5455	1.334981	Washington	1	18,500,000.00	1.78%	37	4.5900	0.700300
Colorado	1	2,600,000.00	0.25%	38	4.1800	2.818800	Wyoming	5	12,437,563.52	1.19%	39	4.8300	1.516000
Florida	9	95,511,987.39	9.18%	38	4.1752	2.201106	Totals	98	1,040,829,863.82	100.00%	38	4.4525	1.483055
Georgia	3	13,227,179.26	1.27%	38	4.6373	1.056124
									Property Type³
Illinois	5	149,225,060.71	14.34%	36	3.6557	2.396888
Kentucky	3	63,970,862.52	6.15%	37	4.4161	2.170699		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	3	8,883,587.24	0.85%	38	4.9142	(0.331636)		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	5,986,656.22	0.58%	37	4.5000	2.035500	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP
Michigan	4	10,574,137.40	1.02%	36	4.4910	1.428900	Industrial	6	40,174,803.92	3.86%	38	4.5694	1.112376
Missouri	2	1,937,563.82	0.19%	37	4.2508	2.416900	Lodging	14	181,287,922.39	17.42%	36	4.8749	0.241868
Nevada	2	14,447,732.67	1.39%	37	4.8494	1.483272	Mixed Use	2	18,541,029.02	1.78%	38	4.4463	1.294158
New Jersey	1	33,063,513.26	3.18%	38	4.5000	0.973300	Mobile Home Park	11	35,904,628.79	3.45%	38	4.7302	1.490349
New York	4	156,984,749.17	15.08%	39	4.6146	1.770114	Multi-Family	8	222,829,976.59	21.41%	38	4.5453	1.440133
North Carolina	3	11,493,404.72	1.10%	36	4.4775	0.853055	Office	11	318,719,151.55	30.62%	37	4.0182	2.309005
Ohio	5	10,192,293.23	0.98%	38	4.7064	1.934130	Retail	43	203,939,308.23	19.59%	43	4.5772	1.423375
Oklahoma	3	16,575,508.32	1.59%	38	4.6909	1.571063	Totals	98	1,040,829,863.82	100.00%	38	4.4525	1.483055
Ontario	4	5,266,553.02	0.51%	38	4.8920	1.759000
Oregon	1	5,733,834.29	0.55%	38	4.6700	1.057100
Pennsylvania	2	7,331,407.46	0.70%	38	4.6260	1.704599
Puerto Rico	1	11,018,786.57	1.06%	39	5.2200	2.260800
South Carolina	2	10,417,953.76	1.00%	36	4.5000	0.854116

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP
	3.500% or less	2	120,787,932.22	11.60%	35	3.4500	2.812611	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	26	505,271,484.82	48.55%	38	4.3691	1.387539	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	28	312,187,362.32	29.99%	41	4.7513	1.544007	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	6	83,150,041.16	7.99%	35	5.2797	(0.116406)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	62	1,021,396,820.52	98.13%	38	4.4514	1.481455
	Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055	Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP
	60 months or less	60	981,218,232.12	94.27%	37	4.4327	1.482176	Interest Only	5	58,502,000.00	5.62%	38	4.4129	1.653213
61 months to 114 months		2	40,178,588.40	3.86%	61	4.9072	1.463848	230 months or less	18	101,836,277.37	9.78%	38	4.7039	1.370908
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	39	861,058,543.15	82.73%	38	4.4241	1.482860
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	19,433,043.30	1.87%	39	4.5104	NAP				None
Underwriter's Information		1	60,393,966.11	5.80%	35	3.4500	2.866722
	12 months or less	59	888,782,452.17	85.39%	38	4.5367	1.337948
	13 to 24 months	1	60,237,258.01	5.79%	39	4.0800	2.328900
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	1	11,983,144.23	1.15%	37	5.0360	0.883700
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,040,829,863.82	100.00%	38	4.4525	1.483055
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	302651002	OF	Chicago	IL	Actual/360	3.45025%	180,005.15	196,828.58	0.00	N/A	08/10/24	--	60,590,794.69	60,393,966.11	09/10/21
2A	302651102	OF	Chicago	IL	Actual/360	3.45025%	180,005.15	196,828.58	0.00	N/A	08/10/24	--	60,590,794.69	60,393,966.11	09/10/21
4	303031004	MF	Long Island City	NY	Actual/360	4.48025%	269,991.68	106,604.07	0.00	N/A	12/01/24	--	69,986,321.44	69,879,717.37	09/01/21
5	453000205	MF	Long Island City	NY	Actual/360	4.76025%	267,095.73	98,479.45	0.00	N/A	12/04/24	--	65,162,958.16	65,064,478.71	09/04/21
6	303031006	OF	Fort Lauderdale	FL	Actual/360	4.08025%	211,922.09	82,121.63	0.00	N/A	12/01/24	--	60,319,379.64	60,237,258.01	09/01/21
7	300801108	OF	Louisville	KY	Actual/360	4.40025%	213,063.31	77,065.04	0.00	N/A	10/01/24	--	56,233,717.06	56,156,652.02	09/01/21
8	300801056	LO	Paradise Island	BS	Actual/360	5.37325%	239,791.49	68,124.12	0.00	N/A	07/01/24	--	51,827,199.37	51,759,075.25	09/01/21
9	300801161	RT	Various	Various	Actual/360	4.49025%	175,255.63	84,824.69	0.00	N/A	12/01/24	--	45,327,987.85	45,243,163.16	09/01/21
10	303031010	LO	Chandler	AZ	Actual/360	4.70225%	133,304.00	52,595.53	0.00	N/A	10/01/24	--	32,926,440.53	32,873,845.00	09/01/21
11	303031011	IN	Allendale	NJ	Actual/360	4.50025%	128,316.97	50,542.94	0.00	N/A	11/01/24	--	33,114,056.20	33,063,513.26	09/01/21
12	300801126	MF	Midland	TX	Actual/360	4.26025%	122,736.63	46,948.25	0.00	N/A	11/01/24	--	33,458,417.79	33,411,469.54	09/01/21
13	1442293	OF	Westlake Village	CA	Actual/360	4.33025%	110,981.67	57,874.09	0.00	N/A	10/01/24	--	29,764,881.61	29,707,007.52	09/01/21
14	1442581	RT	Reseda	CA	Actual/360	4.92025%	118,645.17	39,607.88	0.00	N/A	10/01/26	--	28,004,367.08	27,964,759.20	09/01/21
16	300801131	MH	Various	Various	Actual/360	4.83025%	105,526.91	41,637.48	0.00	N/A	12/01/24	--	25,372,128.87	25,330,491.39	09/01/21
17	300801122	LO	Calabasas	CA	Actual/360	4.48025%	89,629.71	43,821.67	0.00	N/A	11/01/24	--	23,233,507.52	23,189,685.85	09/01/21
19	300801105	RT	Martinez	CA	Actual/360	4.45025%	75,894.59	26,864.04	0.00	N/A	10/01/24	--	19,805,764.04	19,778,900.00	09/01/21
20	303031020	MF	Seattle	WA	Actual/360	4.59025%	73,121.25	0.00	0.00	N/A	10/01/24	--	18,500,000.00	18,500,000.00	09/01/21
21	300801103	RT	Various	Various	Actual/360	4.25125%	61,867.98	0.00	0.00	N/A	10/01/24	--	16,902,000.00	16,902,000.00	09/01/21
22	300801112	OF	Oklahoma City	OK	Actual/360	4.74025%	60,954.28	21,761.57	0.00	N/A	11/01/24	--	14,933,674.81	14,911,913.24	09/01/21
23	303031023	MU	New York	NY	Actual/360	4.43025%	51,498.75	0.00	0.00	N/A	11/01/24	--	13,500,000.00	13,500,000.00	09/01/21
24	300801174	OF	Houston	TX	Actual/360	5.03625%	52,055.39	20,712.84	0.00	N/A	10/01/24	--	12,003,857.07	11,983,144.23	09/01/20
25	1442582	RT	McLean	VA	Actual/360	4.87825%	51,377.46	17,443.28	0.00	N/A	10/01/26	--	12,231,272.48	12,213,829.20	09/01/21
26	1442689	LO	Saint Augustine	FL	Actual/360	4.54525%	42,359.80	30,230.87	0.00	N/A	10/01/24	--	10,823,327.97	10,793,097.10	09/01/21
27	300801164	LO	San Juan	PR	Actual/360	5.22025%	49,644.69	25,637.68	0.00	N/A	12/01/24	--	11,044,424.25	11,018,786.57	09/01/21
28	300801124	MF	Odessa	TX	Actual/360	4.26025%	43,819.24	16,761.40	0.00	N/A	11/01/24	--	11,945,272.68	11,928,511.28	09/01/21
29	300801090	OF	South Jordan	UT	Actual/360	4.25725%	37,627.95	20,198.53	0.00	N/A	10/01/24	--	10,264,734.22	10,244,535.69	09/01/21
30	300801085	MH	Various	MI	Actual/360	4.49125%	40,960.66	17,537.71	0.00	N/A	09/01/24	--	10,591,675.11	10,574,137.40	09/01/21
31	1442153	LO	Gilbert	AZ	Actual/360	4.55025%	39,714.82	18,896.14	0.00	N/A	11/01/24	--	10,136,358.87	10,117,462.73	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	303031032	MF	Texas City	TX	Actual/360	4.37025%	40,475.53	15,660.89	0.00	N/A	12/01/24	--	10,756,027.96	10,740,367.07	09/01/21
33	303031033	RT	Miami	FL	Actual/360	4.07525%	29,569.04	39,049.17	0.00	N/A	10/01/24	--	8,426,563.04	8,387,513.87	09/01/21
34	300801051	MF	Upland	CA	Actual/360	4.59025%	37,748.39	14,736.42	0.00	N/A	06/01/24	--	9,550,510.16	9,535,773.74	09/01/21
35	303031035	LO	Huntersville	NC	Actual/360	4.50025%	31,808.92	23,218.50	0.00	N/A	09/01/24	--	8,208,753.74	8,185,535.24	03/01/21
36	303031036	RT	Boca Raton	FL	Actual/360	4.40025%	34,671.14	14,153.05	0.00	N/A	12/01/24	--	9,150,740.53	9,136,587.48	09/01/21
37	300801092	MF	Hamburg	NY	Actual/360	4.90025%	36,100.17	15,114.96	0.00	N/A	10/01/24	--	8,555,668.05	8,540,553.09	09/01/21
39	303031039	LO	Statesboro	GA	Actual/360	4.62025%	29,946.02	20,693.89	0.00	N/A	11/01/24	--	7,527,276.96	7,506,583.07	09/01/21
40	300801095	LO	Elko	NV	Actual/360	4.98225%	30,683.34	18,917.71	0.00	N/A	10/01/24	--	7,152,201.95	7,133,284.24	09/01/21
41	300801110	IN	Various	Various	Actual/360	4.89225%	30,036.52	18,946.76	0.00	N/A	11/01/24	--	7,130,237.42	7,111,290.66	09/01/21
42	303031042	RT	Las Vegas	NV	Actual/360	4.72025%	29,772.96	10,774.61	0.00	N/A	10/01/24	--	7,325,223.04	7,314,448.43	09/01/21
44	303031044	LO	Hartsville	SC	Actual/360	4.50025%	22,812.46	16,651.65	0.00	N/A	09/01/24	--	5,887,085.95	5,870,434.30	09/01/21
45	300801134	RT	South Gate	CA	Actual/360	4.39025%	26,461.94	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	09/01/21
46	1442587	RT	Peoria	AZ	Actual/360	4.95325%	25,169.26	15,560.59	0.00	N/A	11/01/24	--	5,901,234.65	5,885,674.06	09/01/21
47	303031047	OF	Clinton	MD	Actual/360	4.50025%	23,242.23	11,339.04	0.00	N/A	10/01/24	--	5,997,995.26	5,986,656.22	09/01/21
48	303031048	LO	Irving	TX	Actual/360	4.55025%	23,253.98	10,995.21	0.00	N/A	12/01/24	--	5,935,081.32	5,924,086.11	09/01/21
49	300801139	RT	San Antonio	TX	Actual/360	4.24325%	23,097.11	8,852.35	0.00	N/A	12/01/24	--	6,321,577.40	6,312,725.05	09/01/21
50	303031050	OF	St. Helens	OR	Actual/360	4.67025%	23,100.18	10,494.17	0.00	N/A	11/01/24	--	5,744,328.46	5,733,834.29	09/01/21
52	303031052	MF	Louisville	KY	Actual/360	4.42025%	22,753.28	8,618.16	0.00	N/A	12/01/24	--	5,978,091.02	5,969,472.86	09/01/21
54	303031054	MU	Dallas	TX	Actual/360	4.49025%	19,522.72	8,312.30	0.00	N/A	10/01/24	--	5,049,341.32	5,041,029.02	09/01/21
55	303031055	LO	Columbia	SC	Actual/360	4.50025%	17,671.62	12,899.17	0.00	N/A	09/01/24	--	4,560,418.63	4,547,519.46	10/01/20
57	303031057	LO	Broussard	LA	Actual/360	4.66025%	17,888.74	12,195.01	0.00	N/A	11/01/24	--	4,457,945.55	4,445,750.54	12/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.61025%	17,499.13	6,623.25	0.00	N/A	10/01/24	--	4,408,148.87	4,401,525.62	09/01/21
60	300801109	LO	Lake Charles	LA	Actual/360	5.18725%	17,226.42	9,870.50	0.00	N/A	11/01/24	--	3,856,733.54	3,846,863.04	08/01/19
61	303031061	RT	Maynardville	TN	Actual/360	4.93025%	16,935.75	5,631.13	0.00	N/A	10/01/24	--	3,989,316.07	3,983,684.94	09/01/21
63	300801156	RT	Olmsted Township	OH	Actual/360	4.81025%	13,348.90	8,590.30	0.00	N/A	12/01/24	--	3,222,857.54	3,214,267.24	09/01/21
64	300801133	RT	Lower Burrell	PA	Actual/360	4.65025%	11,763.73	7,989.60	0.00	N/A	12/01/24	--	2,937,871.44	2,929,881.84	09/01/21
65	300801137	RT	Lawrenceville	GA	Actual/360	4.66025%	11,789.14	7,979.70	0.00	N/A	12/01/24	--	2,937,900.12	2,929,920.42	09/01/21
67	300801111	RT	Boone	NC	Actual/360	4.48525%	9,394.97	15,156.26	0.00	N/A	11/01/24	--	2,432,616.48	2,417,460.22	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
68	300801136	RT	Madison	AL	Actual/360	4.66025%	11,353.85	7,685.07	0.00	N/A	12/01/24	--	2,829,424.80	2,821,739.73	09/01/21
69	300801138	RT	Kennesaw	GA	Actual/360	4.66025%	11,228.86	7,600.46	0.00	N/A	12/01/24	--	2,798,276.23	2,790,675.77	09/01/21
70	303031070	OF	Cincinnati	OH	Actual/360	4.75025%	12,169.65	5,044.71	0.00	N/A	09/01/24	--	2,975,262.82	2,970,218.11	09/01/21
71	303031071	MU	Doral	FL	Actual/360	4.97025%	11,880.27	7,353.57	0.00	N/A	10/01/24	--	2,775,943.69	2,768,590.12	09/01/21
72	300801121	RT	Converse	TX	Actual/360	4.52125%	11,280.01	5,055.14	0.00	N/A	11/01/24	--	2,897,449.06	2,892,393.92	09/01/21
74	300801102	RT	Various	Various	Actual/360	5.05025%	10,346.42	4,095.41	0.00	N/A	10/01/24	--	2,379,246.71	2,375,151.30	09/01/21
75	303031075	RT	Monument	CO	Actual/360	4.18025%	9,358.56	0.00	0.00	N/A	11/01/24	--	2,600,000.00	2,600,000.00	09/01/21
76	303031076	RT	Findlay	OH	Actual/360	4.85025%	9,522.16	4,013.14	0.00	N/A	12/01/24	--	2,279,999.18	2,275,986.04	09/01/21
77	303031077	RT	Gurnee	IL	Actual/360	5.12025%	9,567.16	2,948.97	0.00	N/A	10/01/24	--	2,169,969.74	2,167,020.77	09/01/21
Totals							3,997,618.68	1,872,768.88	0.00				1,042,702,632.70	1,040,829,863.82
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	45,930,655.18	22,752,134.99	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,508,308.66	1,380,921.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,110,888.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,571,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,215,364.98	3,458,954.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(4,508,496.30)	(4,947,948.00)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,170,800.12	943,881.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,742,758.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,623,478.63	1,248,915.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	24,012.18	0.00
12	2,202,234.09	545,192.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,993,762.68	2,126,234.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,472,612.09	1,442,725.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,887,382.00	1,359,211.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(759,914.87)	(736,882.62)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,081,349.75	1,117,039.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,326,339.44	325,633.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,866,334.89	933,169.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,206.28	0.00
22	1,859,006.96	756,044.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	891,471.83	513,556.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,516,909.00	508,477.00	01/01/18	06/30/18	08/11/21	10,452,777.07	371,092.24	27,379.32	500,897.59	5,233.98	0.00
25	1,234,281.39	625,412.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,438,045.68	2,186,537.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	893,577.00	2,316,212.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	774,678.00	277,984.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	505,772.90	508,774.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	126.65	0.00
30	1,171,379.00	257,042.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	566,628.00	365,739.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,376,351.44	699,308.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,392,032.94	738,722.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,114,369.00	438,029.00	10/01/19	09/30/20	08/11/21	0.00	0.00	54,606.84	327,840.53	0.00	0.00
36	977,294.39	496,484.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	745,393.50	381,852.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	439,033.53	595,330.41	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,008,216.15	1,199,101.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,081,730.40	564,769.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	584,392.81	300,149.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	563,673.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	578,200.00	289,101.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	770,362.44	440,586.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	860,780.51	473,865.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	516,481.56	357,103.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	569,033.79	299,737.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	451,627.11	211,689.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	105,518.40	40,160.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	(23,312.00)	66,677.50	01/01/21	03/31/21	04/12/21	0.00	0.00	30,337.13	333,911.35	0.00	0.00
57	0.00	10,761.00	01/01/21	03/31/21	08/11/21	1,330,129.04	37,009.16	24,702.03	242,187.20	0.00	0.00
59	559,468.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	(70,272.02)	01/01/21	03/31/21	01/11/21	882,426.98	34,770.01	23,114.93	641,811.74	91,918.60	0.00
61	396,695.76	217,434.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	570,114.23	295,088.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	375,092.64	87,999.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	293,534.00	144,876.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	418,473.25	195,550.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	367,155.00	183,577.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	315,950.10	157,794.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	355,403.44	166,186.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	212,403.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	318,990.00	216,846.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	314,400.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	395,945.05	214,291.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	247,187.19	118,331.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	128,974,948.09	50,359,771.93				12,665,333.09	442,871.41	160,140.25	2,046,648.41	122,497.69	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	5	33,008,812.51	2	8,394,382.50	2	16,428,894.77	0	0.00	0	0.00	0	0.00	4.452452%	4.424556%	38
08/17/21	0	0.00	0	0.00	5	33,087,708.53	1	3,856,733.54	2	16,461,802.62	0	0.00	0	0.00	0	0.00	4.452272%	4.424372%	39
07/16/21	0	0.00	0	0.00	5	33,166,283.05	2	15,891,040.62	1	4,470,091.81	0	0.00	0	0.00	1	7,256,699.97	4.452093%	4.424189%	40
06/17/21	0	0.00	1	8,255,950.22	4	24,992,998.30	2	15,923,591.92	1	4,482,767.48	0	0.00	0	0.00	0	0.00	4.461695%	4.432153%	41
05/17/21	0	0.00	0	0.00	5	33,326,865.83	2	15,953,767.31	1	4,494,814.54	1	7,291,826.91	1	11,337,933.62	0	0.00	4.461525%	4.429564%	42
04/16/21	0	0.00	1	8,302,788.87	4	25,106,108.91	0	0.00	1	4,507,394.57	0	0.00	0	0.00	0	0.00	4.476322%	4.443824%	42
03/17/21	2	18,557,840.80	1	4,519,343.20	3	20,641,265.17	0	0.00	2	4,519,343.20	0	0.00	0	0.00	1	2,826,414.07	4.476162%	4.443660%	43
02/18/21	1	4,532,997.35	0	0.00	4	26,896,109.74	0	0.00	1	4,532,997.35	1	10,254,607.07	0	0.00	0	0.00	4.475885%	4.442045%	44
01/15/21	1	10,272,967.97	0	0.00	4	26,954,786.90	0	0.00	1	4,544,843.65	0	0.00	0	0.00	0	0.00	4.475728%	4.441883%	45
12/17/20	1	10,291,257.21	2	16,839,367.93	3	14,730,498.02	0	0.00	1	4,556,642.61	1	18,849,960.86	0	0.00	0	0.00	4.475571%	4.442797%	46
11/18/20	2	16,873,981.85	0	0.00	3	14,770,040.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.475439%	4.442659%	47
10/19/20	0	0.00	2	29,263,621.98	3	14,807,497.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.475313%	4.442528%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	300801174	09/01/20	11	6	27,379.32	500,897.59	699,316.56	12,237,477.77	09/13/18	2			07/06/21
35	303031035	03/01/21	5	6	54,606.84	327,840.53	10,063.72	8,325,554.77	05/04/21	13
55	303031055	10/01/20	10	6	30,337.13	333,911.35	24,739.34	4,690,104.90	12/18/20	13		08/16/21
57	303031057	12/01/20	8	6	24,702.03	242,187.20	111,157.88	4,556,642.61	04/16/20	7			11/17/20
60	300801109	08/01/19	24	6	23,114.93	641,811.74	308,583.79	4,087,921.55	10/04/19	2		12/31/20
Totals					160,140.25	2,046,648.41	1,153,861.29	33,897,701.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		214,230,626	201,497,571	8,185,535		4,547,519
37 - 48 Months		786,420,650	766,144,892	0		20,275,758
49 - 60 Months		0	0	0		0
> 60 Months		40,178,588	40,178,588	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,040,829,864	1,007,821,051	0	0	12,733,055	20,275,758
Aug-21	1,042,702,633	1,009,614,924	0	0	12,769,172	20,318,536
Jul-21	1,044,568,207	1,011,401,924	0	0	16,671,711	16,494,572
Jun-21	1,053,840,803	1,020,591,855	0	8,255,950	8,463,538	16,529,460
May-21	1,055,708,460	1,022,381,595	0	0	16,764,920	16,561,946
Apr-21	1,069,074,868	1,035,665,970	0	8,302,789	20,598,714	4,507,395
Mar-21	1,070,952,697	1,027,234,248	18,557,841	0	20,641,265	4,519,343
Feb-21	1,079,457,197	1,048,028,090	0	0	26,896,110	4,532,997
Jan-21	1,081,335,377	1,039,562,778	10,272,968	0	26,954,787	4,544,844
Dec-20	1,083,206,293	1,041,345,170	10,291,257	16,839,368	10,173,855	4,556,643
Nov-20	1,085,128,426	1,053,484,403	16,873,982	0	14,770,041	0
Oct-20	1,086,905,189	1,042,834,070	0	29,263,622	14,807,497	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	300801174	11,983,144.23	12,237,477.77	3,100,000.00	06/29/21	385,860.00	0.88370	06/30/18	10/01/24	276
35	303031035	8,185,535.24	8,325,554.77	11,400,000.00	07/06/21	369,881.60	0.56010	09/30/20	09/01/24	215
54	303031054	5,041,029.02	5,041,029.02	7,400,000.00	07/25/14	23,843.77	0.28550	03/31/21	10/01/24	278
55	303031055	4,547,519.46	4,690,104.90	6,000,000.00	03/30/21	59,274.75	0.64630	03/31/21	09/01/24	215
57	303031057	4,445,750.54	4,556,642.61	3,850,000.00	07/16/21	(7,089.00)	(0.07850)	03/31/21	11/01/24	217
60	300801109	3,846,863.04	4,087,921.55	4,000,000.00	12/28/21	(85,075.31)	(1.04650)	03/31/21	11/01/24	217
Totals		38,049,841.53	38,938,730.62	35,750,000.00		746,695.81

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	300801174	OF	TX	09/13/18	2
	Property became REO 7/6/2021. SS in process of evaluating deferred maintenance, open lease issues and sale strategies.

35	303031035	LO	NC	05/04/21	13
	Loan transferred for Payment Default as a result of the Covid-19 pandemic. The loan has been accelerated and special servicer is evaluating next steps.

54	303031054	MU	TX	09/09/20	13

The loan transferred on 9/9/2020 at Borrowers request due to COVID-related issues; however, the Borrower has been keeping the Loan current and funding operating expense shortfalls. Special servicer has received approval to a loan

	assumption. Special servi cer is working on documenting the assumption.

55	303031055	LO	SC	12/18/20	13

The Loan is in payment default. Borrower has rejected multiple proposals regarding potential mortgage relief. Borrower indicated it is no longer willing to contribute additional capital to the Property. The Special Servicer is determining the

	appropriate next steps.

57	303031057	LO	LA	04/16/20	7

Lender foreclosed and the property became REO on 11/17/20. A management company has been engaged to stabilize hotel operations. June 2021 T-12 occupancy/ADR/RevPAR were 52.9% / $93.44 / $49.44 with RevPAR penetration of 81.8%.

	Asset is under contract for $3.6M after being marketed on the TenX auction platform. Closing is expected in 10/2021.

60	300801109	LO	LA	10/04/19	2

Loan transferred to Special Servicing due to Payment Default. A keeper was appointed to the property and a foreclosure sale is scheduled to occur in October 2021. The property sustained damage as a result of Hurricane Laura and Hurricane

	Delta and next s teps are being evaluated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87003%	0.00	5.87003%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87003%	0.00	5.87003%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55003%	0.00	4.55003%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162 07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
43	303031043 03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	0.00	3,358,679.95	46.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,478,882.63	31,400,000.00	10,804,353.34	684,150.66	10,804,353.34	10,120,202.68	3,358,679.95	0.00	0.00	3,358,679.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	303031043	03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95
Current Period Totals			0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(76,680.98)	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	2,584.16	0.00	0.00	45,239.03	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	586.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,767.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,087.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	981.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	959.70	0.00	0.00	5,326.06	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	830.27	0.00	0.00	3,933.83	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,210.06	0.00	586.11	54,498.92	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,295.09

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Supplemental Notes

None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31